UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     May 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $152,593 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      559    11400 SH       SOLE                    11400        0        0
AVX CORP NEW                   COM              002444107     1928   129296 SH       SOLE                   129296        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    10776       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    20173   241217 SH       SOLE                   241217        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      987    37349 SH       SOLE                    37349        0        0
BROWN & BROWN INC              COM              115236101      439    17000 SH       SOLE                    17000        0        0
CHUBB CORP                     COM              171232101      973    15864 SH       SOLE                    15864        0        0
CIGNA CORP                     COM              125509109      220     4959 SH       SOLE                     4959        0        0
CNA FINL CORP                  COM              126117100     1143    38680 SH       SOLE                    38680        0        0
COCA COLA CO                   COM              191216100     2375    35800 SH       SOLE                    35800        0        0
CONOCOPHILLIPS                 COM              20825C104      295     3700 SH       SOLE                     3700        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     7460   239145 SH       SOLE                   239145        0        0
COSTCO WHSL CORP NEW           COM              22160K105     1538    20977 SH       SOLE                    20977        0        0
EXXON MOBIL CORP               COM              30231G102    23702   281730 SH       SOLE                   281730        0        0
GANNETT INC                    COM              364730101      319    20911 SH       SOLE                    20911        0        0
GENERAL ELECTRIC CO            COM              369604103     8085   403218 SH       SOLE                   403218        0        0
HONEYWELL INTL INC             COM              438516106      239     4000 SH       SOLE                     4000        0        0
INTEL CORP                     COM              458140100     3127   154965 SH       SOLE                   154965        0        0
JOHNSON & JOHNSON              COM              478160104     3178    53630 SH       SOLE                    53630        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     4211   267345 SH       SOLE                   267345        0        0
LEUCADIA NATL CORP             COM              527288104     1603    42700 SH       SOLE                    42700        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106      337     5825 SH       SOLE                     5825        0        0
MERCK & CO INC NEW             COM              58933Y105     4511   136668 SH       SOLE                   136668        0        0
MERCURY GENL CORP NEW          COM              589400100    16302   416617 SH       SOLE                   416617        0        0
MICROSOFT CORP                 COM              594918104     6999   275660 SH       SOLE                   275660        0        0
NEWMONT MINING CORP            COM              651639106     7577   138832 SH       SOLE                   138832        0        0
PEPSICO INC                    COM              713448108      232     3600 SH       SOLE                     3600        0        0
PFIZER INC                     COM              717081103      786    38677 SH       SOLE                    38677        0        0
PHILIP MORRIS INTL INC         COM              718172109     2243    34146 SH       SOLE                    34146        0        0
PROCTER & GAMBLE CO            COM              742718109      474     7699 SH       SOLE                     7699        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      945    12968 SH       SOLE                    12968        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     2971    84365 SH       SOLE                    84365        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     3093   111905 SH       SOLE                   111905        0        0
TARGET CORP                    COM              87612E106      978    19550 SH       SOLE                    19550        0        0
TELLABS INC                    COM              879664100     1515   289055 SH       SOLE                   289055        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1428    24000 SH       SOLE                    24000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     1636    49091 SH       SOLE                    49091        0        0
VICAL INC                      COM              925602104     1219   411921 SH       SOLE                   411921        0        0
WAL MART STORES INC            COM              931142103      781    15000 SH       SOLE                    15000        0        0
WASHINGTON FED INC             COM              938824109     3892   224430 SH       SOLE                   224430        0        0
WHITE MTNS INS GROUP LTD       COM              G9618E107     1344     3691 SH       SOLE                     3691        0        0